BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business

BrewBilt Brewing Company (formerly Simlatus Corporation) is the parent company of wholly-owned subsidiaries Satel Group Inc. and BrewBilt Brewing LLC.

Satel Group is the premier provider of DirecTV to high-rise apartments, condominiums and large commercial office buildings in the San Francisco metropolitan area and is now expanding both their DirecTV and Internet services across the Bay Area. Satel’s revenues will support BrewBilt Brewing Company during construction of the brewing facility and ramp-up of craft beer revenues.

BrewBilt Brewing is an independent craft beer manufacturer offering its own line of lagers and ales with a particular focus on traditional European lagers. BrewBilt Brewing will also offer contract brewing services for other breweries in need of additional capacity as well as private label ales for restaurants and bars desiring their own house beer.

BrewBilt Brewing LLC is the entity pursuing the Type 23 Small Beer Manufacturer license from the California Alcoholic Beverage Control Board (ABC). We expect this license to be issued once brewery construction is nearing completion. BrewBilt Brewing LLC has already received our Brewers Notice from the Alcohol and Tobacco Tax and Trade Bureau (TTB).

BrewBilt Brewing Company works closely with BrewBilt Manufacturing Inc., which is also located in Grass Valley, California and led by CEO Jef Lewis. BrewBilt Manufacturing custom designs and handcrafts brewing and fermentation equipment and will supply all necessary equipment to BrewBilt Brewing for our craft beer production.

BrewBilt Brewing’s ties with BrewBilt Manufacturing provide strong relationships with local suppliers of raw materials, equipment and services in California, an aggressive referral network of satisfied customers nationwide, and an Advisory Board consisting of successful business leaders who provide valuable product feedback and business expertise to management. The craft brewing and spirits industries continue to grow worldwide. California is where American craft brewing began and now has over 950 operating breweries – being centrally located in this booming market was a large draw for BrewBilt Brewing to locate its facility in the Sierra foothills.

In March of 2021, BrewBilt Brewing began design and permitting for the construction of its brewing facility in Grass Valley, California. This facility was leased by BrewBilt and is being upgraded with substantial tenant improvements to include a 20 BBL brewhouse, 20 and 40 BBL fermentation tanks, cold-storage space, and a state-of-the-art canning line. In July of 2021, BrewBilt took the opportunity to expand again by leasing additional space adjacent to the original lease.

Reincorporation Merger Transaction

On March 24, 2021 Simlatus filed a PRE14C disclosing the merger between BrewBilt Brewing and Simlatus. Our Board of Directors and the holders of a majority of the voting power of our stockholders approved an Agreement and Plan of Merger pursuant to which the Company merged with and into BrewBilt Brewing Company, a Florida corporation and wholly-owned subsidiary of the Company, which resulted in the Company’s reincorporation from the State of Nevada to the State of Florida and change in the Company’s name to BrewBilt Brewing Company (the “Reincorporation Merger”). On March 16, 2021, the date we received the consent of the holders of a majority of the voting power of our stockholders, there were 61,373,100 shares of common stock outstanding, 33,020 shares of our Series A Preferred Stock outstanding, 1,500 shares of our Series B Preferred Stock outstanding, and 35,583 shares of our Series C Preferred Stock outstanding. The Series A Preferred Stock and Series C Preferred Stock are non-voting. Each share of Series B Preferred Stock has the right to cast a number of votes equal to four times the votes of all of the shares of our outstanding common stock with respect to any and all matters presented to the holders of common stock for their action.

Following the Reincorporation Merger, BrewBilt Brewing Company has a greater number of authorized shares of common stock available for issuance than the Company previously had available for issuance. Although at present the Company has no commitments or agreements to issue additional shares of common stock, it desires to have additional shares available to provide additional flexibility to use its capital stock for business and financial purposes in the future.

We obtained the approval of Jeffrey Lewis, Chief Executive Officer; Bennett Buchanan, Director; Samuel Berry, Chief Operations Officer; and Richard Hylen, Chairman of the Board, to the actions described in the Information Statement. Messrs. Lewis, Berry, and Hylen collectively hold 683 shares of our common stock, 6,519 shares of Series A Preferred Stock, and all 1,500 shares of our Series B Preferred Stock, or approximately 99% of the voting power of our stockholders.

On April 19, 2021 in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of Convertible Series A Preferred stock. In addition, the Company reduced the number of authorized shares to 100,000 with a par value of $0.0001. The financial statements have been retroactively adjusted to take this into account for all periods presented.

On April 19, 2021, in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of common stock. In addition, the Company reduced the number of authorized shares to 200,000,000 with a par value of $0.0001. The reverse split was effective on June 11, 2021, and the financial statements have been retroactively adjusted to take this into account for all periods presented. The Company issued 9,932 common shares due to rounding in connection with the reverse stock split.

The Reincorporation Merger transaction was completed on June 11, 2021.

Financial Statement Presentation

The audited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassification

Certain prior period amounts have been reclassified to conform to current period presentation.

Fiscal Year End

The Company has selected December 31 as its fiscal year end.

Use of Estimates

The preparation of the Company’s financial statements in conformity with generally accepted accounting principles of United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Actual results could differ from those estimates.

Cash Equivalents

The Company considers all highly liquid investments with maturities of 90 days or less from the date of purchase to be cash equivalents.

Advertising Costs

The Company expenses the cost of advertising and promotional materials when incurred. Total advertising costs were $14,385 and $30,324, for the three months ended March 31, 2022 and March 31, 2021, respectively.

Leases

In February 2016, the FASB issued ASU 2016-02, “Leases” Topic 842, which amends the guidance in former ASC Topic 840, Leases. The new standard increases transparency and comparability most significantly by requiring the recognition by lessees of right-of-use (“ROU”) assets and lease liabilities on the balance sheet for all leases longer than 12 months. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. For lessees, leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

Revenue Recognition and Related Allowances

During the three months ended March 31, 2022, the Company’s main revenue stream is from selling DirecTV services to corporate and residential customers. 39% of the Company’s revenue is from commissions, 21% is from corporate service subscribers, 8% is from residential service subscribers, and 1% was from installations and equipment. In addition, the Company’s sales for audio/video systems represented 31% of revenues.

On January 1, 2018, we adopted Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification (ASC) Topic 605, Revenue Recognition (Topic 605). Results for reporting periods beginning after January 1, 2018 are presented under Topic 606. The impact of adopting the new revenue standard was not material to our financial statements and there was no adjustment to beginning retained earnings on January 1, 2018.

Under Topic 606, revenue is recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.

We determine revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, we satisfy a performance obligation.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount that management expects to collect from outstanding balances. Bad debts and allowances are provided based on historical experience and management’s evaluation of outstanding accounts receivable. Management evaluates past due or delinquency of accounts receivable based on the open invoices aged on due date basis. The allowance for doubtful accounts at March 31, 2022 and December 31, 2021 is $0.

Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses are carried at amortized cost and represent liabilities for goods and services provided to the Company prior to the end of the fiscal year that are unpaid and arise when the Company becomes obliged to make future payments in respect of the purchase of these goods and services.

Loss Per Share

Basic loss per share of common stock is computed by dividing the net loss by the weighted average number of common shares outstanding during the period after giving retroactive effect to the reverse stock split affected on June 11, 2021.

Inventories

Inventories are stated at the lower of cost, computed using the first-in, first-out method and net realizable value. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including our own credit risk.

In addition to defining fair value, the standard expands the disclosure requirements around fair value and establishes a fair value hierarchy for valuation inputs is expanded. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels and which is determined by the lowest level input that is significant to the fair value measurement in its entirety.

These levels are:

Level 1 - inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 for each fair value hierarchy level:

March 31, 2022	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$2,330,094	$2,330,094

December 31, 2021	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$1,598,253	$1,598,253

In management’s opinion, the fair value of convertible notes payable and advances payable is approximate to carrying value as the interest rates and other features of these instruments approximate those obtainable for similar instruments in the current market. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, exchange or credit risks arising from these financial instruments. As of March 31, 2022 and December 31, 2021, the balances reported for cash, accounts receivable, prepaid expenses, accounts payable, and accrued liabilities, approximate the fair value because of their short maturities.

Income Taxes

The Company records deferred taxes in accordance with FASB ASC No. 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and loss carryforwards and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rules on deferred tax assets and liabilities is recognized in operations in the year of change. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

As of the date of this filing, the Company is not current in filing their tax returns. The last return filed by the Company was December 31, 2017, and the Company has not accrued any potential penalties or interest from that period forward.  The Company will need to file returns for the year ending December 31, 2021, 2020, 2019 and 2018, which are still open for examination.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The guidance requires companies to measure credit losses utilizing a methodology that reflects expected credit losses and requires the consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is evaluating the impact of the new standard.

Although there were new accounting pronouncements issued or proposed by the FASB as of the three months ended March 31, 2022 and through the date of filing of this report, the Company does not believe any of these accounting pronouncements has had or will have a material impact on its financial position or results of operations.

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business

BrewBilt Brewing Company (formerly Simlatus Corporation) is the parent company of wholly-owned subsidiaries Satel Group Inc. and BrewBilt Brewing LLC.

Satel Group is the premier provider of DirecTV to high-rise apartments, condominiums and large commercial office buildings in the San Francisco metropolitan area and is now expanding both their DirecTV and Internet services across the Bay Area. Satel’s revenues will support BrewBilt Brewing Company during construction of the brewing facility and ramp-up of craft beer revenues.

BrewBilt Brewing is an independent craft beer manufacturer offering its own line of lagers and ales with a particular focus on traditional European lagers. BrewBilt Brewing will also offer contract brewing services for other breweries in need of additional capacity as well as private label ales for restaurants and bars desiring their own house beer.

BrewBilt Brewing LLC is the entity pursuing the Type 23 Small Beer Manufacturer license from the California Alcoholic Beverage Control Board (ABC). We expect this license to be issued once brewery construction is nearing completion. BrewBilt Brewing LLC has already received our Brewers Notice from the Alcohol and Tobacco Tax and Trade Bureau (TTB).

BrewBilt Brewing Company works closely with BrewBilt Manufacturing Inc., which is also located in Grass Valley, California and led by CEO Jef Lewis. BrewBilt Manufacturing custom designs and handcrafts brewing and fermentation equipment and will supply all necessary equipment to BrewBilt Brewing for our craft beer production.

BrewBilt Brewing’s ties with BrewBilt Manufacturing provide strong relationships with local suppliers of raw materials, equipment and services in California, an aggressive referral network of satisfied customers nationwide, and an Advisory Board consisting of successful business leaders who provide valuable product feedback and business expertise to management. The craft brewing and spirits industries continue to grow worldwide. California is where American craft brewing began and now has over 950 operating breweries – being centrally located in this booming market was a large draw for BrewBilt Brewing to locate its facility in the Sierra foothills.

In March of 2021, BrewBilt Brewing began design and permitting for the construction of its brewing facility in Grass Valley, California. This facility was leased by BrewBilt and is being upgraded with substantial tenant improvements to include a 20 BBL brewhouse, 20 and 40 BBL fermentation tanks, cold-storage space, and a state-of-the-art canning line. In July of 2021, BrewBilt took the opportunity to expand again by leasing additional space adjacent to the original lease.

Reincorporation Merger Transaction

On March 24, 2021 Simlatus filed a PRE14C disclosing the merger between BrewBilt Brewing and Simlatus. Our Board of Directors and the holders of a majority of the voting power of our stockholders approved an Agreement and Plan of Merger pursuant to which the Company merged with and into BrewBilt Brewing Company, a Florida corporation and wholly-owned subsidiary of the Company, which resulted in the Company’s reincorporation from the State of Nevada to the State of Florida and change in the Company’s name to BrewBilt Brewing Company (the “Reincorporation Merger”). On March 16, 2021, the date we received the consent of the holders of a majority of the voting power of our stockholders, there were 61,373,100 shares of common stock outstanding, 33,020 shares of our Series A Preferred Stock outstanding, 1,500 shares of our Series B Preferred Stock outstanding, and 35,583 shares of our Series C Preferred Stock outstanding. The Series A Preferred Stock and Series C Preferred Stock are non-voting. Each share of Series B Preferred Stock has the right to cast a number of votes equal to four times the votes of all of the shares of our outstanding common stock with respect to any and all matters presented to the holders of common stock for their action.

Following the Reincorporation Merger, BrewBilt Brewing Company has a greater number of authorized shares of common stock available for issuance than the Company previously had available for issuance. Although at present the Company has no commitments or agreements to issue additional shares of common stock, it desires to have additional shares available to provide additional flexibility to use its capital stock for business and financial purposes in the future.

We obtained the approval of Jeffrey Lewis, Chief Executive Officer; Bennett Buchanan, Director; Samuel Berry, Chief Operations Officer; and Richard Hylen, Chairman of the Board, to the actions described in the Information Statement. Messrs. Lewis, Berry and Hylen collectively hold 683 shares of our common stock, 6,519 shares of Series A Preferred Stock, and all 1,500 shares of our Series B Preferred Stock, or approximately 99% of the voting power of our stockholders.

On April 19, 2021 in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of Convertible Series A Preferred stock. In addition, the Company reduced the number of authorized shares to 100,000 with a par value of $0.0001. The financial statements have been retroactively adjusted to take this into account for all periods presented.

On April 19, 2021, in connection with the Merger Agreement, the Company approved the authorization of a 1 for 150 reverse stock split of the Company’s outstanding shares of common stock. In addition, the Company reduced the number of authorized shares to 200,000,000 with a par value of $0.0001. The reverse split was effective on June 11, 2021, and the financial statements have been retroactively adjusted to take this into account for all periods presented. The Company issued 9,932 common shares due to rounding in connection with the reverse stock split.

The Reincorporation Merger transaction was completed on June 11, 2021.

Financial Statement Presentation

The audited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Reclassification

Certain prior period amounts have been reclassified to conform to current period presentation.

Fiscal Year End

The Company has selected December 31 as its fiscal year end.

Use of Estimates

The preparation of the Company’s financial statements in conformity with generally accepted accounting principles of United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Actual results could differ from those estimates.

Cash Equivalents

The Company considers all highly liquid investments with maturities of 90 days or less from the date of purchase to be cash equivalents.

Advertising Costs

The Company expenses the cost of advertising and promotional materials when incurred. Total advertising costs were $40,958 and $900, for the years ended December 31, 2021 and December 31, 2020, respectively.

Leases

In February 2016, the FASB issued ASU 2016-02, “Leases” Topic 842, which amends the guidance in former ASC Topic 840, Leases. The new standard increases transparency and comparability most significantly by requiring the recognition by lessees of right-of-use (“ROU”) assets and lease liabilities on the balance sheet for all leases longer than 12 months. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. For lessees, leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

 Revenue Recognition and Related Allowances

During the year ended December 31, 2021, the Company’s main revenue stream is from selling DirecTV services to corporate and residential customers. 53% of the Company’s revenue is from commissions, 18% is from corporate service subscribers, 11% is from residential service subscribers, and 4% was from installations and equipment. In addition, the Company’s sales for audio/video systems represented 14% of revenues.

On January 1, 2018, we adopted Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification (ASC) Topic 605, Revenue Recognition (Topic 605). Results for reporting periods beginning after January 1, 2018 are presented under Topic 606. The impact of adopting the new revenue standard was not material to our financial statements and there was no adjustment to beginning retained earnings on January 1, 2018.

Under Topic 606, revenue is recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.

We determine revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, we satisfy a performance obligation.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount that management expects to collect from outstanding balances. Bad debts and allowances are provided based on historical experience and management’s evaluation of outstanding accounts receivable. Management evaluates past due or delinquency of accounts receivable based on the open invoices aged on due date basis. The allowance for doubtful accounts at December 31, 2021 and December 31, 2020 is $0.

Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses are carried at amortized cost and represent liabilities for goods and services provided to the Company prior to the end of the fiscal year that are unpaid and arise when the Company becomes obliged to make future payments in respect of the purchase of these goods and services.

Loss Per Share

Basic loss per share of common stock is computed by dividing the net loss by the weighted average number of common shares outstanding during the period after giving retroactive effect to the reverse stock split affected on June 11, 2021.

Inventories

Inventories are stated at the lower of cost, computed using the first-in, first-out method and net realizable value. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including our own credit risk.

In addition to defining fair value, the standard expands the disclosure requirements around fair value and establishes a fair value hierarchy for valuation inputs is expanded. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels and which is determined by the lowest level input that is significant to the fair value measurement in its entirety.

These levels are:

Level 1 - inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of December 31, 2021 and December 31, 2020 for each fair value hierarchy level:

December 31, 2021	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$1,598,253	$1,598,253

December 31, 2020	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$7,996,994	$7,996,994

In management’s opinion, the fair value of convertible notes payable and advances payable is approximate to carrying value as the interest rates and other features of these instruments approximate those obtainable for similar instruments in the current market. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, exchange or credit risks arising from these financial instruments. As of December 31, 2021 and December 31, 2020, the balances reported for cash, accounts receivable, prepaid expenses, accounts payable, and accrued liabilities, approximate the fair value because of their short maturities.

Income Taxes

The Company records deferred taxes in accordance with FASB ASC No. 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and loss carryforwards and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rules on deferred tax assets and liabilities is recognized in operations in the year of change. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

As of the date of this filing, the Company is not current in filing their tax returns. The last return filed by the Company was December 31, 2017, and the Company has not accrued any potential penalties or interest from that period forward.  The Company will need to file returns for the year ending December 31, 2021, 2020, 2019 and 2018, which are still open for examination.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The guidance requires companies to measure credit losses utilizing a methodology that reflects expected credit losses and requires the consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is evaluating the impact of the new standard.

Although there were new accounting pronouncements issued or proposed by the FASB during the year ended December 31, 2021 and through the date of filing of this report, the Company does not believe any of these accounting pronouncements has had or will have a material impact on its financial position or results of operations.